Application of New and Revised Accounting Standards	12 Months Ended
Jun. 30, 2022
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Application of New and Revised Accounting Standards

Note 5. Application of New and Revised Accounting Standards

New and amended Accounting Standards that are effective for the current year

The Group has adopted all of the new and revised Standards and Interpretations issued by the International Accounting Standards Board (the IASB) that are relevant to its operations and effective for the current year.

New and revised Standards and amendments thereof and Interpretations effective for the current year that are relevant to the Group include:

•	International Financial Reporting Standard Interest Rate Benchmark Reform (IFRS 7)
•	International Financial Reporting Standard Covid -19 Rent Concessions beyond 30 June 2021 (IFRS 16)
•	International Financial Reporting Standard – Annual Improvements 2018-2020 and Other amendments: and
•	International Financial Reporting Standard – Effective Date of Amendments to IAS 10 and IAS 128 and Editorial Corrections.

In the current year, the Group has applied a number of amendments to International Financial Reporting Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are effective for an annual period that begins on or after July 1, 2021. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

New and revised International Accounting Standards and Interpretations on issue but not yet effective

At the date of authorization of the financial statements, the Group has not applied the following new and revised International Accounting Standards, Interpretations and amendments that have been issued but are not yet effective:

Standard/amendments	Effective for annual reporting periods beginning on or after
IFRS 1, IAS 1– Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current and Non-current - Deferral of Effective Dated	January 1,2023
IAS 8– Disclosure of Accounting Policies and Definition of Accounting Estimates	January 1,2023
IFRS 16, IFRS 9, IFRS 1 and IAS 41 – Annual Improvements 2018-2020 and Other Amendments	January 1,2023
IFRS 9 and IFRS 17 – Initial application - Comparative information	January 1,2023
IFRS 1, IAS 12 - Deferred tax related to Assets and Liabilities arising from a Single Transaction	January 1,2023

The new and revised Accounting Standards, Interpretations and amendments listed above are not expected to have a material impact on the amounts recognized or disclosures included in the Group’s financial statements.